To Our Contractholders:                                             August, 2001

We are pleased to provide you with the 2001 Semi-Annual Report for your New England Variable Annuity Fund I. This report reviews the performance of the fund through the first six months of 2001 and lists the holdings in the portfolio as of June 30, 2001.

New England Financial and its affiliates offer many variable life and variable annuity products to help you meet your financial objectives. We are committed to meeting your expectations by providing quality products with strong performance potential and excellent personal service.

Please feel free to contact your Registered Representative with any questions you may have regarding your financial objectives. Thank you for choosing New England Variable Annuity Fund I.

Sincerely,
/s/ Mary Ann Brown

Mary Ann Brown
President, New England Financial Products and Services

NOTE: Investment performance results contained in this report are not a prediction of future returns and, except for the average annual total returns, do not reflect the deduction of the maximum 6% sales load, the maximum 3% administrative charge or 3.5% premium tax, if applicable. If included, these charges would reduce performance figures. The investment return on and principal value of your investment will fluctuate, so that your contract may be worth more or less than you invested.

NATIONAL ASSOCIATION OF SECURITIES DEALERS DISCLOSURE

The National Association of Securities Dealers Regulation, Inc. (NASDR) has a "Public Disclosure Program" which provides current and historical information on registered representatives and Financial Institutions registered with the NASD. If you would like information pertaining to the "Public Disclosure Program", including an informational brochure that describes the program, you may contact the NASD directly by calling the NASDR, Inc. Public Disclosure Hotline at 800-289-9999 or by visiting the NASDR, Inc.'s website at NASDR.com.

If you would like to contact New England Financial concerning any aspect of your account or our products and services, please call us directly at 800-435-4117.

NEW ENGLAND VARIABLE ANNUITY FUND I
INVESTMENT RECORD (Unaudited)

Percent Change in Unit Value*

                                                                  New England
                                                                Variable Annuity
                                                                     Fund I
      30 years ended June 30, 2001.............................    +2,722.5%
      25 years ended June 30, 2001.............................    +2,742.0%
      20 years ended June 30, 2001.............................    +1,446.0%
      15 years ended June 30, 2001.............................      +429.2%
      10 years ended June 30, 2001.............................      +243.5%
       5 years ended June 30, 2001.............................       +88.1%
       1 year ended June 30, 2001..............................       -10.6%
       6 months ended June 30, 2001............................       -11.7%

* The percentage figures for the Fund are based upon beginning accumulation unit values for the periods shown of $1.166948, $1.158920, $2.130416, $6.224080, $9.589743, $17.512335, $36.852234 and $37.301000, respectively.

The periods selected cover the preceding thirty years, twenty-five years, twenty years, fifteen years, ten years, five years, the past year and the past six months. The results should be considered in light of the Fund's investment objective and policies, the characteristics and quality of its portfolio securities, and the periods selected. Inasmuch as the Fund does not distribute investment income, the investment record reflects reinvestment of such income. The investment record for the Fund also reflects charges, at an effective annual rate of approximately 1.26%, made for investment management and mortality and expense risks. It also reflects certain other expenses to the Fund, currently at an annual rate of .04%.

-------------------------------------------------------------------------------

ACCUMULATION UNIT VALUE TABLE (Unaudited)

                       Accumulation   %
Date                    Unit Value  Change
March 25, 1971........  $1.157298     --
December 31, 1971.....   1.180085   + 2.0
December 31, 1972.....   1.324345   +12.2
December 31, 1973.....   1.144645   -13.6
December 31, 1974.....   0.786512   -31.3
December 31, 1975.....   0.981727   +24.8
December 31, 1976.....   1.147484   +16.9
December 31, 1977.....   1.077867   - 6.1
December 31, 1978.....   1.180390   + 9.5
December 31, 1979.....   1.356685   +14.9
December 31, 1980.....   1.907809   +40.6
December 31, 1981.....   2.046992   + 7.3
December 31, 1982.....   3.254033   +59.0
December 31, 1983.....   3.943886   +21.2
December 31, 1984.....   3.572709   - 9.4
December 31, 1985.....   4.823900   +35.0

                       Accumulation   %
Date                    Unit Value  Change
December 31, 1986.....   6.156190   +27.6
December 31, 1987.....   7.017161   +14.0
December 31, 1988.....   6.745649   - 3.9
December 31, 1989.....   7.984578   +18.4
December 31, 1990.....   8.383448   + 5.0
December 31, 1991.....  11.835525   +41.2
December 31, 1992.....  11.576959   - 2.2
December 31, 1993.....  12.850577   +11.0
December 31, 1994.....  11.899473   - 7.4
December 31, 1995.....  16.523266   +38.9
December 31, 1996.....  20.079854   +21.5
December 31, 1997.....  24.547721   +22.3
December 31, 1998.....  32.575691   +32.7
December 31, 1999.....  38.279606   +17.5
December 31, 2000.....  37.301000   - 2.6
June 30, 2001.........  32.936657   -11.7

The above table indicates the accumulation unit value of the Fund on March 25, 1971, the date of the first sale, and on the last valuation date of each twelve month period from December 31, 1971 through December 31, 2000, and on June 30, 2001, together with the percentage change in accumulation unit values during each such period.

-------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (Unaudited)
The average annual total return of the Fund on a single purchase payment of $1,000 for the 1, 5 and 10 year periods ending June 30, 2001 was -20.7%, 10.8% and 11.8%, respectively, assuming deduction of the 3.5% maximum premium tax. Assuming no premium tax deduction, the average annual total return on a $1,000 purchase payment for the same periods was -17.8%, 11.6% and 12.2%, respectively. These performance results represent past performance. These results reflect the deduction of the maximum sales and administrative load of 9% of the first $46 and 8% of the balance of the purchase payment (after premium tax, if any).
-------------------------------------------------------------------------------

NEW ENGLAND VARIABLE ANNUITY FUND I
PORTFOLIO CHANGES


Shares owned at June 30, 2001 compared to shares owned December 31, 2000

          NEW SECURITIES ADDED
                                  Shares
                                  ------
Best Buy Inc. ................... 40,000
Capital One Financial Corp. ..... 43,000
Celestica Inc. .................. 55,000
Citigroup Inc. .................. 54,000
Dollar General Corp. ............ 80,000
Electronic Data Systems Corp. ... 41,000
Flextronics International Ltd. .. 71,000
Household International Inc. .... 41,000
Kohls Corp. ..................... 40,000
Laboratory Corp. America
 Holdings........................ 31,000
Lexmark International............ 18,000
Loews Corp. ..................... 37,000
Lowe's Cos Inc. ................. 37,000
Providian Financial Corp. ....... 46,000
Quest Diagnostics Inc. .......... 24,000
Tricon Global Restaurants........ 42,000
Tyco International Ltd. ......... 45,000

        SECURITIES ELIMINATED
                                Shares
                                ------
Anadarko Petroleum Corp. ...... 17,000
Anheuser-Busch Cos, Inc. ...... 66,000
Apartment Investment &
 Management Co................. 66,400
Boston Properties, Inc. ....... 59,500
CIGNA Corp. ................... 19,500
CVS Corp. ..................... 55,500
El Paso Energy Corp. .......... 36,500
Equity Office Properties....... 96,000
Equity Residential Properties.. 15,000
Federal National Mortgage
 Association................... 34,500
General Dynamics Corp. ........ 41,000
HCA-Healthcare Co. ............ 52,000
Hershey Foods Corp. ........... 61,300
Petroleo Brasileiro............  9,000
Petroleo Brasileiro Preferred.. 44,000
Schlumberger Ltd. ............. 37,000
Total Fina Elf................. 15,200
UnitedHealth Group, Inc. ...... 82,400
Wellpoint Health Networks...... 23,000

NEW ENGLAND VARIABLE ANNUITY FUND I
PORTFOLIO OF INVESTMENTS JUNE 30, 2001 (Unaudited)


          COMMON STOCKS--99.2% of Total Net Assets
                                                                           Value
   Shares                                                               (Note 2)
   ------                                                            -----------
          Banks--Money Center--5.4%
   54,000 Citigroup Inc. .........................................   $ 2,853,360
                                                                     -----------
          Beverages & Tobacco--12.7%
   37,000 Loews Corp. ............................................     2,383,910
   85,400 Philip Morris Cos, Inc. ................................     4,334,050
                                                                     -----------
                                                                       6,717,960
                                                                     -----------
          Computer Software & Services--4.9%
   41,000 Electronic Data Systems Corp. ..........................     2,562,500
                                                                     -----------
          Electronic & Communications Equipment--8.9%
   55,000 Celestica Inc.*.........................................     2,832,500
   71,000 Flextronics International Ltd.*.........................     1,853,810
                                                                     -----------
                                                                       4,686,310
                                                                     -----------
          Financial Institutions/Services--15.2%
   43,000 Capital One Financial Corp. ............................     2,580,000
   41,000 Household International Inc. ...........................     2,734,700
   46,000 Providian Financial Corp. ..............................     2,723,200
                                                                     -----------
                                                                       8,037,900
                                                                     -----------
          Health Care Services--7.9%
   31,000 Laboratory Corp. America Holdings*......................     2,383,900
   24,000 Quest Diagnostics Inc.*.................................     1,796,400
                                                                     -----------
                                                                       4,180,300
                                                                     -----------
          Hotels & Restaurants--3.5%
   42,000 Tricon Global Restaurants*..............................     1,843,800
                                                                     -----------
          Insurance--4.4%
   28,000 XL Capital Ltd..........................................     2,298,800
                                                                     -----------
          Metals & Mining--5.9%
  180,000 Inco Ltd.*..............................................     3,106,800
                                                                     -----------
          Miscellaneous--4.6%
   45,000 Tyco International Ltd. ................................     2,452,500
                                                                     -----------
          Office Equipment & Supplies--2.3%
   18,000 Lexmark International*..................................     1,210,500
                                                                     -----------
          Retail--17.6%
   40,000 Best Buy Inc.*..........................................     2,540,800

          *Non-income producing security.

   The accompanying notes are an integral part of these financial statements.

NEW ENGLAND VARIABLE ANNUITY FUND I
PORTFOLIO OF INVESTMENTS--(Unaudited) Continued

          COMMON STOCKS--Continued
                                                                          Value
   Shares                                                              (Note 2)
   ------                                                           -----------
          Retail--continued
   80,000 Dollar General Corp. ..................................   $ 1,560,000
   40,000 Kohls Corp.*...........................................     2,509,200
   37,000 Lowe's Cos Inc. .......................................     2,684,350
                                                                    -----------
                                                                      9,294,350
                                                                    -----------
          Savings & Loans/Thrifts--5.9%
   82,200 Washington Mutual Inc. ................................     3,086,610
                                                                    -----------

          TOTAL COMMON STOCKS
          (cost $48,853,710).....................................    52,331,690
                                                                    -----------

          CORPORATE SHORT-TERM NOTES--1.4% of Total Net Assets

   Face
  Amount
  ------
 $735,000 American Express Credit Corp., 4.091% due 7/2/01.......       735,000
                                                                    -----------

          TOTAL CORPORATE SHORT-TERM NOTES
          (cost $735,000)........................................       735,000
                                                                    -----------

          TOTAL INVESTMENTS--100.6%
          (cost $49,588,710).....................................    53,066,690
                                                                    -----------
          Other assets in excess of other liabilities--(0.6%)....      (311,656)
                                                                    -----------

          TOTAL NET ASSETS--100%.................................   $52,755,034
                                                                    ===========

--------
* Non-income producing security
   The accompanying notes are an integral part of these financial statements.

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2001 (Unaudited)

Assets
 Investments at value (cost $49,588,710) (Note 2).................. $53,066,690
 Cash..............................................................      73,966
 Receivable for investments sold...................................   1,155,722
 Dividends and interest receivable.................................      55,012
                                                                    -----------
    Total assets...................................................  54,351,390
                                                                    -----------
Liabilities
 Payable for investments purchased.................................   1,372,519
 Payable for investment advisory fees (Note 4).....................      39,776
 Payable for mortality and expense risks (Note 5)..................     116,095
 Payable for other direct expenses (Note 4)........................      67,966
                                                                    -----------
    Total liabilities..............................................   1,596,356
                                                                    -----------
Net assets......................................................... $52,755,034
                                                                    ===========
Net assets attributable to variable annuity contractholders
 1,426,435 accumulation units at $32.94 per unit................... $46,982,000
Annuity reserves (Note 2)..........................................   5,773,034
                                                                    -----------
                                                                    $52,755,034
                                                                    ===========

   The accompanying notes are an integral part of these financial statements.



NEW ENGLAND VARIABLE ANNUITY FUND I


STATEMENT OF OPERATIONS
For the six months ended June 30, 2001
(Unaudited)

Investment income (Note 2)
 Income
  Dividends (net of foreign taxes of $1,438)....................... $   346,702
  Interest.........................................................      18,687
  Other income.....................................................      23,620
                                                                    -----------
    Total income...................................................     389,009
                                                                    -----------
 Expenses
  Mortality and expense risks (Notes 2 and 5)......................     243,666
  Investment advisory fee (Note 4).................................      83,484
  Other direct expenses (Note 4)...................................      13,801
                                                                    -----------
    Total expenses.................................................     340,951
                                                                    -----------
 Net investment income.............................................      48,058
                                                                    -----------
Realized and unrealized loss on investments (Note 3)
  Net realized loss from investments sold..........................  (2,895,583)
  Net change in unrealized depreciation of investments.............  (4,569,022)
                                                                    -----------
    Net loss on investments........................................  (7,464,605)
                                                                    -----------
Decrease in net assets resulting from operations................... $(7,416,547)
                                                                    ===========

NEW ENGLAND VARIABLE ANNUITY FUND I
STATEMENTS OF CHANGES IN NET ASSETS


                                             Six months ended
                                              June 30, 2001      Year ended
                                               (Unaudited)    December 31, 2000
                                             ---------------- -----------------
Increase (decrease) in net assets from
 operations
 Net investment income......................   $     48,058     $    552,070
 Net realized gain (loss) from investments
  sold......................................     (2,895,583)       1,719,180
 Net change in unrealized depreciation of
  investments...............................     (4,569,022)      (4,150,541)
                                               ------------     ------------
 Decrease in net assets resulting from
  operations................................     (7,416,547)      (1,879,291)
                                               ------------     ------------
Changes from principal transactions
 Purchase payments, less sales and
  administrative expenses and applicable
  premium taxes (Note 4)....................        104,373          187,311
 Contract terminations......................     (2,953,923)     (11,274,332)
 Annuity payments...........................       (371,597)        (933,544)
 Adjustments to annuity reserves (Note 2)...       (164,602)         190,346
                                               ------------     ------------
 Decrease in net assets resulting from
  principal transactions....................     (3,385,749)     (11,830,219)
                                               ------------     ------------
 Total decrease in net assets...............    (10,802,296)     (13,709,510)
Net assets
 Beginning of period........................     63,557,330       77,266,840
                                               ------------     ------------
 End of period..............................   $ 52,755,034     $ 63,557,330
                                               ============     ============




   The accompanying notes are an integral part of these financial statements.

NEW ENGLAND VARIABLE ANNUITY FUND I
SUPPLEMENTARY INFORMATION--
Selected Per Unit Data and Ratios


  Selected data for an accumulation unit outstanding throughout each year, and for the six months ended June 30, 2001, and ratios are as follows:

                          Six Months
                             Ended
                           June 30,                Year Ended December 31,
                             2001     -----------------------------------------------------
                          (Unaudited)   2000       1999       1998       1997       1996
                          ----------- ---------  ---------  ---------  ---------  ---------
Accumulation unit value,
 beginning of period....      $37.30     $38.28     $32.58     $24.55     $20.08     $16.52
                           ---------  ---------  ---------  ---------  ---------  ---------
Per unit data
 Investment income......         .24        .76        .60        .50        .29        .28
 Expenses...............        (.22)      (.49)      (.44)      (.38)      (.32)      (.24)
                           ---------  ---------  ---------  ---------  ---------  ---------
 Net investment income
  (loss)................         .02        .27        .16        .12       (.03)       .04
 Net realized and
  unrealized gain (loss)
  on investments........       (4.38)     (1.25)      5.54       7.91       4.50       3.52
                           ---------  ---------  ---------  ---------  ---------  ---------
 Net increase (decrease)
  in accumulation unit
  value.................       (4.36)      (.98)      5.70       8.03       4.47       3.56
                           ---------  ---------  ---------  ---------  ---------  ---------
 Accumulation unit
  value, end of period..      $32.94     $37.30     $38.28     $32.58     $24.55     $20.08
                           =========  =========  =========  =========  =========  =========
Total Return (%)........       (11.7)      (2.6)      17.5       32.7       22.3       21.5
Ratios
 Ratio of operating
  expenses to average
  net assets (%)........        1.30*      1.31       1.30       1.34       1.35       1.34
 Ratio of net investment
  income to average net
  assets (%)............         .10*       .74        .48        .44       (.09)       .22
Portfolio turnover (%)..      279.59*    267.45     204.32     195.15     209.18     196.25
Number of accumulation
 units outstanding at
 end of period..........   1,426,435  1,513,677  1,805,042  2,219,809  2,694,327  3,012,611

*Computed on an annualized basis.




   The accompanying notes are an integral part of these financial statements.

NEW ENGLAND VARIABLE ANNUITY FUND I
NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Nature of Operations

New England Variable Annuity Fund I (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund was originally sold for use with various retirement plans that are qualified under the Internal Revenue Code, for individual use, and for use with plans and trusts that are not qualified under the Internal Revenue Code. Currently no new contracts are being offered at this time, but holders of existing flexible payment deferred contracts may continue to make purchase payments. The operations of the Fund are part of Metropolitan Life Insurance Company (the "Insurance Company"). The Insurance Company is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. Prior to August 30, 1996, the Fund was a part of New England Mutual Life Insurance Company ("New England Mutual"). Effective August 30, 1996, New England Mutual merged into the Insurance Company. New England Life Insurance Company, a subsidiary of the Insurance Company, is the designated office for Contractholder Services.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund.

A. Security valuation. Investments in common stocks traded on a national securities exchange or on the NASDAQ national market system are valued at their last reported sales prices on the principal exchange, or if there was no reported sale during the day and for over-the-counter securities not so listed, at the last reported bid prices. Corporate short-term notes are stated at cost, which approximates fair value.

B. Security transactions and related investment income. Security transactions are accounted for on the trade date (the date the order to buy or sell is executed), and dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Net investment income and net realized and unrealized gain (loss) on investments are allocated to the contracts on each valuation date based on each contract's pro rata share of the net assets of the Fund as of the beginning of the valuation period.

C. Federal income taxes. The Fund is not taxed separately because the operations of the Fund are part of the total operations of the Insurance Company. The Insurance Company is taxed as a life insurance company under the Internal Revenue Code. The Fund will not be taxed as a regulated investment company under subchapter M of the Code. Under existing Federal income tax law, no taxes are payable on the investment income or on the capital gains of the Fund.

D. Annuity reserves. Annuity reserves are computed for currently payable contracts according to the 1983-a Mortality Tables. The assumed interest rate may be 0%, 3.5% or 5% as elected by the annuitant and as regulated by the laws of the respective states. Adjustments to annuity reserves are reimbursed to or from the Insurance Company. For contracts payable on or after January 1, 1998 annuity reserves will be computed according to the Annuity 2000 Mortality Tables.

E. Use of Estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent

NEW ENGLAND VARIABLE ANNUITY FUND I
NOTES TO FINANCIAL STATEMENTS (Unaudited)--Continued

   assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3. Purchases and Sales of Investment Securities

The aggregate cost of purchases and proceeds from sales of investments (other than short-term securities) for the six months ended June 30, 2001 were $76,680,829 and $79,206,731, respectively. Gains and losses from sales of investments are computed on the basis of average cost.

4. Advisory and Service Fees With Affiliates

During the six months ended June 30, 2001, the Fund incurred investment management fees of $83,484, payable to the Fund's investment adviser, Capital Growth Management Limited Partnership, which was affiliated with the Insurance Company until October 30, 2000. The advisory agreement provides for a fee at the annual rate of 0.3066% of the average daily net assets of the Fund. Deductions from purchase payments for sales and administrative expenses, which for the six months ended June 30, 2001, amounted to $5,453, were retained by the Insurance Company.

Effective January 1, 1995, the audit and Board of Managers fees have been borne by the Fund. A charge is deducted daily against the Fund based on estimated audit and manager fees. This daily charge is reviewed on a quarterly basis and adjusted as necessary. Any excess or deficiency in the daily charge relative to incurred expenses is applied to future periods in the quarterly review. For the six months ended June 30, 2001 the charges to the Fund amounted to $13,801.

5. Mortality and Expense Risks

Although variable annuity payments differ according to the investment performance of the Fund, they are not affected by mortality or expense experience because the Insurance Company assumes the expense risk and the mortality risk under the contracts. The Insurance Company charges the Fund assets for assuming those risks. For the six months ended June 30, 2001, the mortality and expense risk charges totaled $243,666.

The expense risk assumed by the Insurance Company is the risk that the deductions for sales and administrative expenses and for investment advisory services provided for in the variable annuity contract may prove insufficient to cover the cost of those items.

The mortality risk assumed by the Insurance Company has two elements: a life annuity mortality risk and, for deferred annuity contracts, a minimum death refund risk.

The life annuity mortality risk results from a provision in the contract in which the Insurance Company agrees to make annuity payments regardless of how long a particular annuitant or other payee lives and how long all annuitants or other payees as a class live if payment options involving life contingencies are chosen. Those annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued.

Under deferred annuity contracts, the Insurance Company also assumes a minimum death refund risk by providing that there will be payable, on the death of the annuitant during the accumulation period, an amount equal to the greater of
(1) the aggregate purchase payments made, without interest, adjusted for

NEW ENGLAND VARIABLE ANNUITY FUND I
NOTES TO FINANCIAL STATEMENTS (Unaudited)--Continued

any partial surrender, and (2) the value of the contract as of the death valuation date or the date on which a written election of payment is made (whichever is later).

If those deductions are insufficient to cover the cost of the expense and mortality risks assumed by the Insurance Company, the Insurance Company absorbs the resulting losses and makes sufficient transfers to the Fund from its general assets. Conversely, if those deductions are more than sufficient after the establishment of any contingency reserves deemed prudent or required by law, the excess is transferred to the Insurance Company.

6. Related Parties

The Chairman of the Board of Managers and one other Manager of the Fund are also officers of the Insurance Company and of New England Life Insurance Company, a subsidiary of the Insurance Company.

7. Increase (Decrease) in Accumulation Units

                                              Six months ended
                                               June 30, 2001      Year ended
                                                (Unaudited)    December 31, 2000
                                              ---------------- -----------------
Units purchased..............................        4,171             7,029
Units redeemed...............................      (91,413)         (298,394)
                                                 ---------         ---------
  Net decrease...............................      (87,242)         (291,365)
Units at beginning of period.................    1,513,677         1,805,042
                                                 ---------         ---------
Units at end of period.......................    1,426,435         1,513,677
                                                 =========         =========

New England Variable Annuity Fund I
is a separate account of
Metropolitan Life Insurance Company
One Madison Avenue
New York, New York 10010

Board of Managers
Anne M. Goggin, Chairman
John J. Arena
Edward A. Benjamin
Mary Ann Brown
John W. Flynn
Nancy Hawthorne
John T. Ludes
Dale Rogers Marshall

Designated Office for Contractholder Services
New England Life Insurance Company
501 Boylston Street
Boston, Massachusetts 02116-3700
(617) 578-2000

Investment Adviser
Capital Growth Management Limited Partnership
One International Place
Boston, Massachusetts 02110

Distributor
New England Securities Corporation
399 Boylston Street
Boston, Massachusetts 02116

Legal Counsel
Ropes & Gray
One International Place
Boston, Massachusetts 02110

Independent Auditors
Deloitte & Touche LLP
200 Berkeley Street
Boston, Massachusetts 02116-5022

This report has been prepared for the Contractholders of the Fund.

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Equal Opportunity Employer M/F

New England Financial is the service mark for New England Life Insurance Company, Boston, MA and related companies.

VA-241-01

[LOGO OF NEW ENGLAND FINANCIAL]

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NEW ENGLAND
VARIABLE ANNUITY
FUND I

Semi-Annual Report
June 30, 2001